Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at beginning of period, Assets	$ 8,244	$ 9,565
Balance at beginning of period, Liabilities	445	870
Balance at beginning of period, Deferred taxes net	7,799	8,695
Taxes losses carryforward, Assets	(2,484)	937
Taxes losses carryforward, Liabilities
Taxes losses carryforward, Deferred taxes net	(2,484)	937
Provision for asset retirement obligations and other liabilities, Assets	(281)	(361)
Provision for asset retirement obligations and other liabilities, Liabilities	77	18
Provision for asset retirement obligations and other liabilities, Deferred taxes net	(358)	(379)
Fair value of financial instruments, Assets	(387)	393
Fair value of financial instruments, Liabilities
Fair value of financial instruments, Deferred taxes net	(387)	393
Fair value of intangibles and property, plant and equipment in business combination, Assets
Fair value of intangibles and property, plant and equipment in business combination, Liabilities	(608)	(397)
Fair value of intangibles and property, plant and equipment in business combination, Deferred taxes net	608	397
Other, Assets	(116)	(61)
Other, Liabilities	10
Other, Deferred taxes net	(126)	(61)
Effect in income statement, Assets	(3,268)	908
Effect in income statement, Liabilities	(521)	(379)
Effect in income statement, Deferred taxes net	(2,747)	1,287
Employee post-retirement obligation, Assets	7	(20)
Employee post-retirement obligation, Liabilities	9	26
Employee post-retirement obligation, Deferred taxes net	(2)	(46)
Fair value of financial instruments, Assets		(1)
Fair value of financial instruments, Liabilities
Fair value of financial instruments, Deferred taxes net		(1)
Other comprehensive income, Assets	7	(21)
Other comprehensive income, Liabilities	9	26
Other comprehensive income, Deferred taxes net	(2)	(47)
Transfers between assets and liabilities, Assets	430	(250)
Transfers between assets and liabilities, Liabilities	430	(250)
Transfer between assets and liabilities, Deferred taxes net
Translation adjustment, Assets	914	(1,953)
Translation adjustment, Liabilities	60	(130)
Translation adjustment, Deferred taxes net	854	(1,823)
Incorporations, acquisitions and divestments, Assets	(9)	(5)
Incorporations, acquisitions and divestments, Liabilities	(316)	308
Incorporations, acquisitions and divestments, Deferred taxes net	307	(313)
Balance at ending of period, Assets	6,318	8,244
Balance at ending of period, Liabilities	107	445
Balance at ending of period, Deferred taxes net	$ 6,211	$ 7,799